Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net earnings	$ 2,066	$ 2,024	$ 2,530
Foreign currency translation	32	(206)	26
Cash flow hedges	(17)	85	(102)
Pension and postretirement	521	(49)	(56)
Total other comprehensive income (loss)	536	(170)	(132)
Comprehensive income	2,602	1,854	2,398
Less: Noncontrolling interests in comprehensive income of subsidiaries	56	55	54
Comprehensive income common stockholders	$ 2,546	$ 1,799	$ 2,344